Significant Accounting Policies - Useful Lives for Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Minimum | Building
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Minimum | Land Improvements
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Minimum | Machinery and equipment
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Maximum | Building
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	40 years
Maximum | Land Improvements
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	20 years
Maximum | Machinery and equipment
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	25 years
Maximum | Furniture and fixtures
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years